PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Office building	707,693	689,703
Vehicles	21,821	22,085
Computer equipment	1,049,049	1,046,672
Furniture and office equipment	387,781	373,893
Leasehold improvement	2,444,146	2,717,396
Construction in progress	194,803	293,928
Total	4,805,293	5,143,677
Less: accumulated depreciation	(2,749,468)	(3,159,307)
Less: accumulated impairment	(19,272)	(19,272)
Net book value	2,036,553	1,965,098